LONG-TERM DEBT - Additional Information (Details) - USD ($)					12 Months Ended
	Aug. 31, 2021	Dec. 31, 2017	Jun. 30, 2014	Mar. 31, 2012	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Jun. 30, 2013
Disclosure of detailed information about borrowings [line items]
Net proceeds from senior notes and credit facility (Note 28)					$ 495,200,000	$ 200,000,000.0
Repayments of borrowings, classified as financing activities					$ 719,000,000.0	256,200,000
Borrowings, covenant, leverage ratio (less than or equal to)					3.5
Borrowings, covenant, net debt to tangible net worth ratio, maximum					75.00%
Borrowings					$ 772,800,000	993,800,000	$ 1,047,900,000
Borrowings, term	10 years
Early note redemption premium (Note 28)					53,300,000	0
$300 million notes issued December 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.625%
Borrowings		$ 300,000,000			280,800,000	280,400,000
Borrowings, term		10 years
$500 million notes issued June 2014
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.95%
Borrowings			$ 500,000,000		0	149,800,000
Borrowings, term			10 years
$300 million notes issued June 2013
Disclosure of detailed information about borrowings [line items]
Borrowings					0	240,400,000			$ 300,000,000
Series C - 4.76% 10-year notes due March 2022 ($200 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.76%
Borrowings				$ 200,000,000	0	190,500,000
Borrowings, term				10 years
Series D - 4.91% 12-year notes due March 2024 ($140 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.91%
Borrowings				$ 140,000,000	0	135,400,000
Borrowings, term				12 years
$750 Million revolving facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility maximum borrowing capacity								$ 750,000,000
Borrowings					$ (3,100,000)	$ (2,700,000)
$750 Million revolving facility | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					1.20%
Line of credit facility commitment fee percentage					0.24%
$750 Million revolving facility | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.25%
Line of credit facility commitment fee percentage					0.45%